Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Non-Controlling Interest In Consolidated Subsidiaries [Abstract]
Summary of Non-Controlling Interest in its Consolidated Subsidiaries
An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2022 and 2021 is as follows:

	December 31, 2022		December 31, 2021
Coca-Cola FEMSA	Ps.	72,128	Ps.	69,692
Other		3,069		2,824
	Ps.	75,197	Ps.	72,516

Summary of Changes in Non-Controlling Interest
The changes in the FEMSA’s non-controlling interest were as follows:

	2022		2021		2020
Balance at beginning of the period	Ps.	72,516	Ps.	69,444	Ps.	73,762
Net income of non-controlling interest		10,834		9,183		5,686
Other comprehensive loss:		(2,198)		(368)		(5,793)
Exchange differences on translation of foreign operation		(1,558)		(1,342)		(5,958)
Remeasurements of the net defined benefits liability		173		(36)		(169)
Valuation of the effective portion of derivative financial instruments		(813)		1,010		334
Dividends		(6,176)		(5,729)		(5,524)
Share based payment		(57)		(14)		(64)
Acquisition of Envoy Solutions non-controlling interest (see Note 4.1)		—		—		1,298
Other acquisitions and remeasurements		5		—		79
Repurchase of non-controlling interests		(79)		—		—
Contribution from non-controlling interest		352		—		—
Balance at end of the period	Ps.	75,197	Ps.	72,516	Ps.	69,444

Summary of Non-Controlling Interest's Accumulated Other Comprehensive Loss
Non-controlling interest’s accumulated other comprehensive income is comprised as follows:

	December 31, 2022		December 31, 2021
Exchange differences on translation foreign operation	Ps.	(9,557)	Ps.	(7,999)
Remeasurements of the net defined benefits liability		(422)		(595)
Valuation of the effective portion of derivative financial instruments		(80)		733
Accumulated other comprehensive income	Ps.	(10,059)	Ps.	(7,861)

Summary of Financial Information of Coca-Cola FEMSA
Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2022		December 31, 2021
Total current assets	Ps.	79,212	Ps.	80,364
Total non-current assets		198,783		191,203
Total current liabilities		57,960		46,221
Total non-current liabilities		88,159		97,774
Total revenue	Ps.	226,740	Ps.	194,804
Consolidated net income		19,626		16,331
Consolidated comprehensive income for the year, net of tax	Ps.	15,767	Ps.	15,764
Net cash flows generated from operating activities		35,491		32,721
Net cash flows used in investing activities		(19,597)		(9,547)
Net cash flows used in financing activities		(20,847)		(20,263)